TAXES OTHER THAN INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2017
TAXES OTHER THAN INCOME TAX [abstract]
Schedule of taxes other than income tax

	Years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB

Consumption tax (i)	198,754	193,836	192,907
Special oil income levy	6	—	8
City construction tax (ii)	18,195	18,155	18,274
Education surcharge	13,686	13,695	13,811
Resources tax	4,853	3,871	4,841
Other	855	2,449	5,451

	236,349	232,006	235,292

Note:

(i)     Consumption tax was levied based on sales quantities of taxable products, tax rate of products is presented as below:

Products	Effective from December 13, 2014 RMB/Ton	Effective from January 13, 2015 RMB/Ton
Gasoline	1,943.20	2,109.76
Diesel	1,293.60	1,411.20
Naphtha	1,939.00	2,105.20
Solvent oil	1,794.80	1,948.64
Lubricant oil	1,576.40	1,711.52
Fuel oil	1,116.50	1,218.00
Jet fuel oil	1,370.60	1,495.20

(ii)     City construction tax is levied on an entity based on its total paid amount of value-added tax, consumption tax and business tax. Pursuant to the ‘Circular on the Overall Promotion of Pilot Program of Levying VAT in place of Business Tax’(Cai Shui [2016] 36) jointly issued by the Ministry of Finance and the State Administration of Taxation, revenue from modern service of the subsidiaries of the Group, are subject to VAT from May 1, 2016, and the applicable tax rate is 6%. Before May 1, 2016, revenue from modern service of the subsidiaries of the Group, are subject to the business tax with a tax rate of 3% to 5%.

Schedule of detailed information of consumption tax

Products	Effective from December 13, 2014 RMB/Ton	Effective from January 13, 2015 RMB/Ton
Gasoline	1,943.20	2,109.76
Diesel	1,293.60	1,411.20
Naphtha	1,939.00	2,105.20
Solvent oil	1,794.80	1,948.64
Lubricant oil	1,576.40	1,711.52
Fuel oil	1,116.50	1,218.00
Jet fuel oil	1,370.60	1,495.20